CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash flows from operating activities:
Profit for the year	₨ 17,238		$ 236		₨ 19,498	₨ 18,795
Adjustments for:
Tax expense/(benefit), net	9,175		125		(1,466)	3,648
Fair value changes and profit on sale of units of mutual funds, net	(557)		(8)		(929)	(773)
Depreciation and amortization	12,796		175		12,472	12,190
Impairment of non-current assets	8,588		117		16,767	210
Allowance for credit losses (on trade receivables and other advances)	230		3		190	420
Loss/(gain) on sale or de-recognition of non-current assets, net	42		1		68	(1,264)
Share of profit of equity accounted investees	(480)		(7)		(561)	(438)
Foreign exchange loss/(gain), net	1,856		25		(2,168)	(1,588)
Interest expense, net	144		2		95	119
Equity settled share-based payment expense	584		8		521	389
Dividend income		[1]		[1]	(5)
Changes in operating assets and liabilities:
Trade and other receivables	2,081		28		(12,446)	1,797
Inventories (Refer to Note 10 for inventory write downs)	(9,881)		(135)		(1,487)	(4,480)
Trade and other payables	2,861		39		1,576	398
Other assets and other liabilities, net	(3,258)		(45)		4,821	4,122
Cash generated from operations	41,419		566		36,946	33,545
Income tax paid, net	(5,716)		(78)		(7,105)	(4,841)
Net cash from operating activities	35,703		488		29,841	28,704
Cash flows used in investing activities:
Expenditures on property, plant and equipment	(9,741)		(133)		(4,846)	(6,955)
Proceeds from sale of property, plant and equipment	85		1		131	1,265
Expenditures on other intangible assets	(2,820)		(39)		(1,269)	(1,421)
Proceeds from sale of other intangible assets					259	885
Payment for acquisition of business (Refer to Note 6)	(15,514)		(212)
Purchase of other investments	(75,418)		(1,031)		(111,918)	(78,573)
Proceeds from sale of other investments	79,528		1,087		111,704	76,291
Dividends received from equity accounted investees					392
Interest and dividend received	1,220		17		624	781
Net cash used in investing activities	(22,660)		(310)		(4,923)	(7,727)
Cash flows used in financing activities:
Proceeds from issuance of equity shares (including treasury shares)	269		4		4		[1]
Purchase of treasury shares	(1,193)		(16)		(474)	(535)
Proceeds from/(repayment of) short-term borrowings, net (Refer to Note 17)	6,791		93		4,235	(15,126)
Proceeds from long-term borrowings (Refer to Note 17)	3,800		52
Repayment of long-term borrowings (Refer to Note 17)	(3,743)		(51)		(22,918)
Payment of principal portion of lease liabilities (Refer to Note 17)	(754)		(10)		(482)	(56)
Dividend paid (March 31, 2020 and 2019 including corporate dividend tax)	(4,147)		(57)		(3,916)	(4,002)
Interest paid	(1,321)		(18)		(1,608)	(1,607)
Net cash used in financing activities	(298)		(4)		(25,159)	(21,326)
Net increase/(decrease) in cash and cash equivalents	12,745		174		(241)	(349)
Effect of exchange rate changes on cash and cash equivalents	113		2		(25)	35
Cash and cash equivalents at the beginning of the year	1,962		27		2,228	2,542
Cash and cash equivalents at the end of the year (Refer to Note 7)	₨ 14,820		$ 203		₨ 1,962	₨ 2,228

[1]	Rounded to the nearest million.